SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of Geographical information activities

Revenue	October 31, 2020	October 31, 2019	October 31, 2018
United States	$4,239,604	$3,924,983	$1,932,128
Canada	-	-	-
Total	$4,239,604	$3,924,983	$1,932,128

Non-current assets as at:	October 31, 2020	October 31, 2019
United States (1)	$1,929,643	$1,499,514
Canada	-	-
Total	$1,929,643	$1,499,514

(1)	Includes: plant and equipment